Intangible Assets and Goodwill - Summary of Calculation of Cash flow Projections (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2018
Bottom of range [Member]
Disclosure Calculation of Cash flow Projections [Line Items]
Number of EBITDA margin period	5 years
Top of range [Member]
Disclosure Calculation of Cash flow Projections [Line Items]
Number of EBITDA margin period	7 years